FINANCIAL RISK MAANGEMENT - Change in Gross Carrying Amount (Details) - Loans to corporate entities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross carrying amount
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning of period	$ 6,277	$ 6,949
New assets originated or purchased	2,273	2,628
Assets derecognized (excluding write-offs)	(2,645)	(2,447)
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Amounts written-off (net of recovery)	(41)	(10)
Other	(133)	(317)
Foreign currency translation	344	(526)
End of period	6,075	6,277
Gross carrying amount | Financial instruments not credit-impaired | 12-month expected credit losses
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning of period	5,273	6,233
New assets originated or purchased	2,158	2,441
Assets derecognized (excluding write-offs)	(2,217)	(2,137)
Transfers to stage 1	98	83
Transfers to stage 2	(338)	(577)
Transfers to stage 3	(39)	(57)
Amounts written-off (net of recovery)	(3)	(1)
Other	(69)	(266)
Foreign currency translation	283	(446)
End of period	5,146	5,273
Gross carrying amount | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning of period	840	563
New assets originated or purchased	106	168
Assets derecognized (excluding write-offs)	(339)	(216)
Transfers to stage 1	(92)	(76)
Transfers to stage 2	360	599
Transfers to stage 3	(91)	(91)
Amounts written-off (net of recovery)	(7)	(1)
Other	(31)	(38)
Foreign currency translation	54	(68)
End of period	800	840
Gross carrying amount | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning of period	164	153
New assets originated or purchased	9	19
Assets derecognized (excluding write-offs)	(89)	(94)
Transfers to stage 1	(6)	(7)
Transfers to stage 2	(22)	(22)
Transfers to stage 3	130	148
Amounts written-off (net of recovery)	(31)	(8)
Other	(33)	(13)
Foreign currency translation	7	(12)
End of period	129	164
Accumulated impairment | Financial instruments not credit-impaired | 12-month expected credit losses
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning of period	(11)
End of period	(10)	(11)
Accumulated impairment | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning of period	(9)
End of period	(7)	(9)
Accumulated impairment | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Beginning of period	(27)
End of period	$ (25)	$ (27)